UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09463

Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 1,500	5.125%, 6/01/24	6/17 at 100.00	B	$ 1,205,010
3,300	5.875%, 6/01/47	6/17 at 100.00	BB	2,522,717
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	8/12 at 100.00	BBB+	44,915
	Series 2002, 5.375%, 5/15/33
4,845	Total Consumer Staples			3,772,642
	Education and Civic Organizations – 9.4% (6.6% of Total Investments)
275	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	312,345
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	729,456
	2006, 5.000%, 7/01/41
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	8/12 at 100.00	Baa2	2,651,669
	2002, 5.000%, 5/01/22
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Ba1	481,110
	2005, 5.000%, 12/01/24
1,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A–	1,135,970
	Xavier University 2008C, 5.750%, 5/01/28
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series	12/18 at 100.00	A3	1,069,301
	2008A, 5.500%, 12/01/28
6,075	Total Education and Civic Organizations			6,379,851
	Health Care – 25.5% (18.0% of Total Investments)
65	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/14 at 100.00	Baa1	66,078
	Bonds, Summa Health System, Series 2004A, 5.500%, 11/15/34 – RAAI Insured
500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	545,825
	2010A, 5.250%, 6/01/38
1,385	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	1,403,047
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	1,421,238
	Improvement Series 2009, 5.250%, 11/01/40
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	634,512
	2005, 5.000%, 11/01/40
1,280	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA	1,483,008
	Trust 11-21B, 9.234%, 11/15/41 (IF) (4)
2,000	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J,	5/14 at 100.00	BBB	2,021,420
	5.125%, 5/15/28 – FGIC Insured
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A	1,160,050
	2011A, 6.250%, 12/01/34
290	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	342,423
	2011A, 6.000%, 11/15/41
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A2	354,522
	Inc., Series 2006, 5.250%, 5/15/21
170	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	182,451
	Project, Refunding Series 2011, 5.250%, 8/01/41
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,030,070
	5.000%, 5/01/30
375	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	398,464
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
1,050	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,158,045
90	5.250%, 1/01/33	1/18 at 100.00	Aa2	98,760
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
1,100	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	1,229,888
80	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	86,574
250	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	267,165
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	222,152
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
250	19.746%, 1/01/17 (IF)	No Opt. Call	Aa2	343,440
1,225	20.072%, 1/01/33 (IF)	1/19 at 100.00	Aa2	1,767,724
65	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	93,798
	Obligated Group, Tender Option Bond Trust 3591, 20.231%, 1/01/17 (IF)
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	522,255
	5.250%, 11/15/36
375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	413,704
	5.750%, 12/01/35
15,480	Total Health Care			17,246,613
	Housing/Multifamily – 4.0% (2.8% of Total Investments)
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	N/R	1,086,351
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	377,363
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
275	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	Aaa	283,690
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
915	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aaa	966,222
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
2,705	Total Housing/Multifamily			2,713,626
	Housing/Single Family – 0.3% (0.2% of Total Investments)
215	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	220,852
	9/01/31 (Alternative Minimum Tax)
	Industrials – 6.5% (4.6% of Total Investments)
1,500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/14 at 100.00	BBB–	1,514,235
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
275	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	BBB–	276,933
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
880	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	884,066
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,300	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,619,488
	Series 1992, 6.450%, 12/15/21
700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	98,070
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
4,655	Total Industrials			4,392,792
	Long-Term Care – 1.1% (0.8% of Total Investments)
215	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	235,113
	Services, Improvement Series 2010A, 5.625%, 7/01/26
470	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	497,114
	Refunding & improvement Series 2010, 6.625%, 4/01/40
685	Total Long-Term Care			732,227
	Tax Obligation/General – 33.1% (23.3% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA	139,214
	Improvement Series 2008, 5.250%, 12/01/31
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1	1,643,490
	2005, 5.000%, 12/01/30 – AGM Insured
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
250	5.000%, 12/01/26 (WI/DD, Settling 6/01/12) – AMBAC Insured	6/22 at 100.00	AAA	301,215
160	5.000%, 12/01/28 (WI/DD, Settling 6/01/12) – AGM Insured	6/22 at 100.00	AAA	190,594
765	5.000%, 12/01/29 (WI/DD, Settling 6/01/12) – AGM Insured	6/22 at 100.00	AAA	905,416
	Cincinnati, Ohio, Various Purpose General Obligation Bonds, Series 2012A:
1,960	5.000%, 12/01/31 (WI/DD, Settling 6/07/12)	12/20 at 100.00	AA+	2,229,343
875	5.000%, 12/01/32 (WI/DD, Settling 6/07/12)	12/20 at 100.00	AA+	991,060
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
400	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	226,640
1,735	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	934,558
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	441,080
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,551,665
470	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	505,283
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA–	2,712,635
	AGM Insured
2,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	2,144,580
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
500	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	399,465
	0.000%, 12/01/21
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	468,863
	5.000%, 12/01/30 – FGIC Insured
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	430,152
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA–	1,077,772
	2006, 5.000%, 12/01/25 – AGM Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	225,660
	Series 2007, 5.000%, 12/01/31
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	1,246,640
	Series 2007, 5.250%, 12/01/31 – AGM Insured
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	54,457
	5.250%, 12/01/36
750	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	810,773
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
50	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	Aa2	53,756
	Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aa2	2,602,234
	12/01/28 – AGM Insured
50	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	6/19 at 100.00	AA	54,863
	School Improvment Series 2009, 5.125%, 12/01/37
21,395	Total Tax Obligation/General			22,341,408
	Tax Obligation/Limited – 26.3% (18.5% of Total Investments)
125	Cincinnati City School District, Ohio, Certificates of Participation, Series 2006, 5.000%,	12/16 at 100.00	Aa2	141,686
	12/15/32 – AGM Insured
2,000	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart–	12/20 at 100.00	AA	2,270,039
	Convention Center Project, Series 2010F, 5.000%, 12/01/27
50	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	56,012
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
2,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue	12/15 at 100.00	Aaa	2,210,060
	Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
525	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	569,657
225	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42 (WI/DD,	1/22 at 100.00	A	241,922
	Settling 6/06/12)
1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,508,744
	5.000%, 12/01/21 – FGIC Insured
1,500	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A+	1,612,650
	AMBAC Insured
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA–	993,620
	AGM Insured
1,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	1,090,360
685	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	795,484
	2012C, 5.000%, 10/01/24
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA	377,913
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AA	1,101,550
	Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured
5,220	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,559,893
	2009A, 0.000%, 8/01/34
5,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,456,140
	2010A, 0.000%, 8/01/35
400	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A,	12/22 at 100.00	AA+	474,416
	5.000%, 12/01/24
1,280	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/12 at 100.00	BBB+	1,284,288
	6.375%, 10/01/19
25,020	Total Tax Obligation/Limited			17,744,434
	Transportation – 0.7% (0.5% of Total Investments)
425	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	A–	435,400
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
	U.S. Guaranteed – 16.5% (11.6% of Total Investments) (6)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (6)	1,124,730
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
560	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (6)	594,720
540	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (6)	573,480
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	Aa2 (6)	1,119,860
	5.250%, 12/01/16 (Pre-refunded 12/01/14) – AGM Insured
500	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA– (6)	508,610
	Partners, Refunding Series 2002, 5.375%, 10/01/30 (Pre-refunded 10/01/12)
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (6)	1,070,680
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	Aa3 (6)	1,922,307
	12/01/20 (Pre-refunded 6/01/14) – NPFG Insured
325	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	399,757
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
1,645	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aa1 (6)	1,761,779
	Program, Series 2003, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – NPFG Insured
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (6)	2,084,661
	Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured
10,230	Total U.S. Guaranteed			11,160,584
	Utilities – 7.8% (5.5% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA–	53,539
1,000	5.250%, 2/15/43	2/18 at 100.00	A1	1,082,490
2,130	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A2	814,512
	NPFG Insured
2,265	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	11/12 at 100.00	Baa1	2,267,492
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	1,046,910
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured
6,445	Total Utilities			5,264,943
	Water and Sewer – 5.3% (3.7% of Total Investments)
175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	187,532
	AMBAC Insured
925	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	Aa3	1,029,821
	AGM Insured
500	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 –	12/16 at 100.00	A–	544,850
	SYNCORA GTY Insured
730	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aa1	770,800
	Program, Series 2003, 5.000%, 12/01/23 – NPFG Insured
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	1,061,260
	6.000%, 7/01/44
3,330	Total Water and Sewer			3,594,263
$ 101,505	Total Investments (cost $88,519,235) – 142.1%			95,999,635
	MuniFund Term Preferred Shares, at Liquidation Value – (46.0)% (7)			(31,103,400)
	Other Assets Less Liabilities – 3.9%			2,654,823
	Net Assets Applicable to Common Shares – 100%			$ 67,551,058

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$95,999,635	$—	$95,999,635

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $88,404,063.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$8,235,450
Depreciation	(639,878)
Net unrealized appreciation (depreciation) of investments	$7,595,572

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012